Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000199169 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199169 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000199169 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000199169 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199169 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199169 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000199169 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000199169 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.40%
C000199169 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199169 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199169 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%
C000199169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000199169 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000199169 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199170 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199170 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000199170 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000199170 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199170 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199170 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000199170 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000199170 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.40%
C000199170 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199170 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199170 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%
C000199170 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000199170 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000199170 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199171 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199171 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000199171 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000199171 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199171 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199171 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000199171 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000199171 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.40%
C000199171 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199171 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199171 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%
C000199171 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000199171 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000199171 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199172 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199172 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000199172 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000199172 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199172 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199172 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000199172 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000199172 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.40%
C000199172 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199172 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199172 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%
C000199172 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000199172 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000199172 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%